Financial Risk Management Objectives and Policies - Maturity of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Carrying Value
Loans and borrowings	$ 2,013,099	$ 2,337,955	$ 2,729,167
Lease obligations	425,518	464,512		$ 525,543	$ 417,850
Derivative financial liability	(65,569)	(34,663)
Liquidity risk
Carrying Value
Loans and borrowings	2,013,099	2,337,955
Lease obligations	425,518	464,512
Derivative financial liability	65,569	34,663
Neither part Due Nor Impaired	1,894,595	1,271,944
Trade and other payables	1,894,595	1,271,944
Total financial liabilities	4,398,781	4,109,074
Contractual Cash Flows
Loans and borrowings	2,204,618	2,507,456
Lease obligations	511,901	597,996
Derivative financial liability	65,569	34,663
total financial liabilities	4,676,683	4,412,059
Liquidity risk | Within 1 year
Carrying Value
Neither part Due Nor Impaired	1,848,083	1,138,069
Contractual Cash Flows
Loans and borrowings	349,373	447,490
Lease obligations	156,784	165,621
Derivative financial liability	48,593	1,318
total financial liabilities	2,402,833	1,752,498
Liquidity risk | 2-5 years
Carrying Value
Neither part Due Nor Impaired	46,512	133,875
Contractual Cash Flows
Loans and borrowings	1,735,562	2,000,928
Lease obligations	231,820	256,597
Derivative financial liability	16,976	33,345
total financial liabilities	2,030,870	2,424,745
Liquidity risk | After 5 years
Carrying Value
Neither part Due Nor Impaired	0	0
Contractual Cash Flows
Loans and borrowings	119,683	59,038
Lease obligations	123,297	175,778
Derivative financial liability	0	0
total financial liabilities	$ 242,980	$ 234,816